S000016633 [Member] Expense Example - Western Asset New York Municipals Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 459
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,385
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,530
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	886
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	1,305
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	$ 783